New York Life Insurance Company 51 Madison Avenue New York, NY 10010 Bus: 212-576-7558 E-Mail: charles_a_whites@newyorklife.com www.newyorklife.com Charles A. Whites Associate General Counsel

VIA EDGAR

May 3, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Annuity Separate Account – IV

File Nos. 333-106806 and 811-21397

Commissioners:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectuses and Statements of Additional Information that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 16, 2013 as part of the Registrant’s most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 16, 2013.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7558.

Very truly yours,

/s/ Charles A. Whites

Charles A. Whites

Associate General Counsel

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